DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION - Business Operations (Details) - SEGMENT	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Number of reportable segments			2
Geographic Concentration Risk | Revenue from Contract with Customer Benchmark | United States
Subsidiary, Sale of Stock [Line Items]
Concentration risk, percentage	52.00%	75.00%	73.00%	82.00%	65.00%
Geographic Concentration Risk | Revenue from Contract with Customer Benchmark | Europe
Subsidiary, Sale of Stock [Line Items]
Concentration risk, percentage			13.00%
Geographic Concentration Risk | Revenue from Contract with Customer Benchmark | Canada
Subsidiary, Sale of Stock [Line Items]
Concentration risk, percentage			7.00%
Geographic Concentration Risk | Revenue from Contract with Customer Benchmark | Mexico
Subsidiary, Sale of Stock [Line Items]
Concentration risk, percentage			2.00%
Geographic Concentration Risk | Revenue from Contract with Customer Benchmark | Various Other Countries
Subsidiary, Sale of Stock [Line Items]
Concentration risk, percentage			5.00%